UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22928

Carlyle Select Trust

(Exact name of registrant as specified in charter)

520 Madison Avenue, 38th Floor, New York, NY	10022
(Address of principal executive offices)	(Zip code)

Orit Mizrachi

Chief Operating Officer

Carlyle Select Trust

520 Madison Avenue, 38th Floor

New York, NY 10022

(Name and address of agent for service)

Registrant’s telephone number, including area code: (212) 813-4900

Date of fiscal year end: 12/31

Date of reporting period: 7/1/14 – 5/18/15

Item 1. Proxy Voting Record.

PROXY VOTING RECORD

FOR PERIOD JULY 1, 2014 TO MAY 18, 2015 (Termination of Operations)

The Carlyle Enhanced Commodity Real Return Fund, a series of Carlyle Select Trust (the “Trust”), did not commence investment operations during the period from July 1, 2014 through May 18, 2015 (termination of operations of the Trust) (the “Reporting Period”). As such, the Fund did not hold any portfolio securities with respect to which it was entitled to vote during the Reporting Period.

The Carlyle Core Allocation Fund, a series of the Trust, did not hold any portfolio securities with respect to which it was entitled to vote during the Reporting Period.

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Carlyle Select Trust

By (Signature and Title)*	/s/ Michael J. Petrick
Michael J. Petrick, Chief Executive Officer and President (Principal Executive Officer)

Date	June 3, 2015

*	Print the name and title of each signing officer under his or her signature.